Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current
Federal	$ 0	$ 0
State and Local	1,250	5,297
Current income tax expense benefit	1,250	5,297
Deferred
Federal	0	0
State and Local	0	0
Deferred income tax expense benefit	0	0
Provision for income taxes	$ 1,250	$ 5,297